Contingent Assets and Liabilities, Provisions and Legal Obligations - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of Provisions [Line Items]
Provisions	R$ 18,613,000,000	R$ 19,736,000,000		R$ 20,909,000,000
Interest on capital	(3,791,000,000)	(3,873,000,000)	R$ (3,617,000,000)
Amounts related to banking operation	36,809,000,000	34,448,000,000	R$ 31,918,000,000
Deductibility of losses in credit operations	33,373,000,000	36,737,000,000		R$ 36,763,000,000
Receivables balance arising from reimbursements of contingencies	999,000,000	1,065,000,000
Civil lawsuits [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	3,879,000,000	3,494,000,000
Provisions	0
Labor claims [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	177,000,000	R$ 122,000,000
Tax proceedings [member]
Disclosure of Provisions [Line Items]
Total estimated risk	27,530,000,000
CSLL [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	1,340,000,000
Deposit balance	R$ 1,324,000,000
CSLL [Member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	9.00%
CSLL [Member] | Top of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	15.00%
INSS [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	R$ 5,373,000,000
INSS [Member] | Social Security Contributions [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	660,000,000
PIS and COFINS [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	636,000,000
Deposit balance	612,000,000
Reversal of revenues from depreciation in excess	3,205,000,000
Irpj Csll Pis And Cofins [Member]
Disclosure of Provisions [Line Items]
Funding expenses	3,930,000,000
IRPJ and CSLL [Member]
Disclosure of Provisions [Line Items]
Goodwill - Deduction	2,704,000,000
Interest on capital	1,510,000,000
Deductibility of losses in credit operations	1,112,000,000
Deductibility of losses in credit operations	757,000,000
IRPJ [Member]
Disclosure of Provisions [Line Items]
Goodwill amount guaranteed in purchase agreements	1,695,000,000
ISS [Member]
Disclosure of Provisions [Line Items]
Amounts related to banking operation	R$ 1,166,000,000